Schedule 1 - COMPANY STATEMENT OF LOSS AND OTHER COMPREHENSIVE INCOME/(LOSS) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Statement [Line Items]
Administrative expenses	$ (404,783)	$ (501,175)	[1]	$ (336,511)
Other income	404	4,676	[1]	18,509
Operating profit	530,652	312,245	[1]	388,371
Finance income	25,209	15,825	[1]	25,522
Finance costs	2,436,511	872,049	[1]	422,034
Loss before income tax	(1,880,650)	(543,979)	[1]	(8,141)
Income tax (expense)/benefit	(107,528)	75,013	[1]	(17,980)
Loss for the year	(1,988,178)	(468,966)	[1]	(26,121)
Parent Company
Statement [Line Items]
Administrative expenses	(267,382)	(264,011)		(164,706)
Other income	429,698	2,329
Operating profit	162,316	(261,682)		(164,706)
Finance income	76,753	67,927		17,162
Finance costs	(127,044)	(135,783)		(28,804)
Loss before income tax	112,025	(329,538)		(176,348)
Income tax (expense)/benefit				(1,356)
Loss for the year	$ 112,025	$ (329,538)		$ (177,704)

[1]	Re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the MTN SA Acquisition in May 2022.